Acquisitions - Additional Information (Detail) (Oce N V, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009	Mar. 09, 2010
Business Acquisition [Line Items]
Acquisition of total outstanding shares				45.20%
Consideration for principally a fully self-funded public cash tender offer				¥ 50,374
Interest held before the public cash tender offer				22.90%
Additional acquisition shares representing certain percentage of total outstanding shares of Acquiree				19.10%
Amount paid additional to acquisition of outstanding shares of subsidiary				8,027
Percentage of the total outstanding shares of Oce represented by the interest				87.20%
Noncontrolling interest related to acquired shares of Oce				12.80%
Fair value of noncontrolling interest				18,245
Acquisition-date fair value of the previous equity interest				25,508
Repayment of Oce's exisiting bank debt by Canon				55,378
Repayment of United States Private Placements notes by Canon				22,936
Intangible assets acquired, subject to amortization				56,297
Weighted average amortization period for acquired intangible assets	4.4
Amounts of net sales of Oce included in the parent company's consolidated statement of income		246,518
Unaudited pro forma net sales of Oce included in the parent company's consolidated statement of income		3,772,425	3,554,316
Customer Relationships
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization				32,747
Weighted average amortization period for acquired intangible assets	5
Patented Technology
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization				11,316
Weighted average amortization period for acquired intangible assets	3
Other
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization				¥ 12,234